Profit from Operations - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit From Operations [Abstract]
Wages and salaries	£ 2,131	£ 1,882	£ 1,667
Social security costs	216	207	174
Other pension and retirement benefit costs (note 12)	215	101	138
Share-based payments - equity and cash-settled (note 25)	117	84	60
Employee benefit costs	£ 2,679	£ 2,274	£ 2,039